BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 72,800	$ 754,893
Prepaid expenses	110,679	164,955
Due from related party		50,000
Investments held in Trust Account	116,762,710
Total current assets	116,946,189	969,848
Long term prepaid expense		110,682
Investments held in Trust Account		115,010,543
Total assets	116,946,189	116,091,073
Current liabilities:
Accrued expenses	1,637,748	110,342
Working Capital Loan	90,000
Due to related party		26,129
Deferred underwriting commissions	4,025,000
Total current liabilities	5,752,748	136,471
Deferred underwriting commissions		4,025,000
Total liabilities	5,752,748	4,161,471
Class A ordinary shares subject to possible redemption, 11,500,000 shares at $10.15 and $10.00 redemption value as of December 31, 2022 and 2021, respectively	116,762,710	115,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(5,569,569)	(3,070,698)
Total shareholders’ deficit	(5,569,269)	(3,070,398)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	116,946,189	116,091,073
Common Class A [Member]
Shareholders’ Deficit:
Common stock	12	12
Common Class B [Member]
Shareholders’ Deficit:
Common stock	$ 288	$ 288